Equipment Installment Plan Receivables, Gross Receivables by Credit Category (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	$ 628	$ 381
Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	591	354
Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	25	18
Equipment installment plan receivables, past due	12	9
Lower Risk
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	586	368
Lower Risk | Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	553	343
Lower Risk | Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	23	17
Equipment installment plan receivables, past due	10	8
Higher Risk
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	42	13
Higher Risk | Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	38	11
Higher Risk | Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	2	1
Equipment installment plan receivables, past due	$ 2	$ 1